Offsetting financial assets and liabilities - Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	€ 430,561	€ 309,125
Gross amounts of recognised financial assets offset in the statement of financial position	(356,524)	(247,987)
Net amounts of financial liabilities presented in the statement of financial position	74,037	61,138
Financial instruments	18,440	9,191
Cash and financial instruments pledged as collateral	36,833	36,808
Net amount	18,765	15,139
Amounts not subject to enforceable netting arrangements	25,996	19,041
Statement of financial position total	100,033	80,179
Deposits from banks	56,632	85,092	€ 78,098
Customer deposits	640,799	617,400
Miscellaneous other liabilities	13,646	12,839
Deposits from banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities		436
Gross amounts of recognised financial assets offset in the statement of financial position		(1)
Net amounts of financial liabilities presented in the statement of financial position		435
Financial instruments
Cash and financial instruments pledged as collateral		426
Net amount		9
Amounts not subject to enforceable netting arrangements	3,809	3,705
Statement of financial position total	3,809	4,140
Deposits from banks | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities		433
Gross amounts of recognised financial assets offset in the statement of financial position
Net amounts of financial liabilities presented in the statement of financial position		433
Financial instruments
Cash and financial instruments pledged as collateral		426
Net amount		7
Amounts not subject to enforceable netting arrangements	3,809	3,705
Statement of financial position total	3,809	4,138
Deposits from banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities		3
Gross amounts of recognised financial assets offset in the statement of financial position		(1)
Net amounts of financial liabilities presented in the statement of financial position		2
Financial instruments
Cash and financial instruments pledged as collateral
Net amount		2
Amounts not subject to enforceable netting arrangements
Statement of financial position total		2
Deposits from banks | Cash pools
Disclosure of credit risk exposure [line items]
Deposits from banks	52,823	80,954
Deposits from banks excluding repurchase agreements subject to offsetting	0	2
Customer deposits
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	236,219	207,930
Gross amounts of recognised financial assets offset in the statement of financial position	(222,857)	(194,522)
Net amounts of financial liabilities presented in the statement of financial position	13,362	13,408
Financial instruments	52	19
Cash and financial instruments pledged as collateral
Net amount	13,310	13,389
Amounts not subject to enforceable netting arrangements
Statement of financial position total	13,362	13,408
Customer deposits | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities
Gross amounts of recognised financial assets offset in the statement of financial position
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Customer deposits | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	236,219	207,930
Gross amounts of recognised financial assets offset in the statement of financial position	(222,857)	(194,522)
Net amounts of financial liabilities presented in the statement of financial position	13,362	13,408
Financial instruments	52	19
Cash and financial instruments pledged as collateral
Net amount	13,310	13,389
Amounts not subject to enforceable netting arrangements
Statement of financial position total	13,362	13,408
Customer deposits	640,799	617,400
Deposits from customers, excluding repurchase agreements subject to offsetting	13,362	13,408
Financial liabilities at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	185,808	97,661
Gross amounts of recognised financial assets offset in the statement of financial position	(125,233)	(50,617)
Net amounts of financial liabilities presented in the statement of financial position	60,575	47,044
Financial instruments	18,317	9,173
Cash and financial instruments pledged as collateral	36,833	36,382
Net amount	5,425	1,489
Amounts not subject to enforceable netting arrangements	22,187	15,337
Statement of financial position total	82,762	62,381
Financial liabilities at fair value through profit or loss | Repurchase, securities lending and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	57,871	43,883
Gross amounts of recognised financial assets offset in the statement of financial position	(21,245)	(11,564)
Net amounts of financial liabilities presented in the statement of financial position	36,626	32,319
Financial instruments	102	168
Cash and financial instruments pledged as collateral	31,868	32,056
Net amount	4,655	96
Amounts not subject to enforceable netting arrangements	12,220	9,416
Statement of financial position total	48,846	41,735
Financial liabilities at fair value through profit or loss | Derivatives | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	127,937	53,778
Gross amounts of recognised financial assets offset in the statement of financial position	(103,988)	(39,053)
Net amounts of financial liabilities presented in the statement of financial position	23,949	14,725
Financial instruments	18,215	9,006
Cash and financial instruments pledged as collateral	4,964	4,326
Net amount	770	1,393
Amounts not subject to enforceable netting arrangements	9,967	5,920
Statement of financial position total	33,917	20,646
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	8,535	3,098
Gross amounts of recognised financial assets offset in the statement of financial position	(8,435)	(2,848)
Net amounts of financial liabilities presented in the statement of financial position	100	250
Financial instruments	70	(1)
Cash and financial instruments pledged as collateral
Net amount	30	252
Amounts not subject to enforceable netting arrangements
Statement of financial position total	100	250
Miscellaneous other liabilities	6,715	5,082
Other liabilities - amounts to be settled subject to offsetting	€ 100	€ 250